Background and Summary of Significant Accounting Policies (Details) - AUD ($)		12 Months Ended
	Oct. 07, 2020	Jul. 02, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 02, 2019
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Tax rate change tax rate			A 43.5% refundable tax offset will be available to eligible small companies with an annual aggregate turnover of less than $20 million.
Other income			$ 4,100,000		$ 5,000,000.0
Refundable tax offset rate, description	Under the amendments, commencing July 1, 2021, the refundable tax offset rate for companies with aggregated turnover below $20million would become 18.5% above the companies tax rate and the R&D expenditure threshold would be increased from $100 million to $150 million.
Operating loss			(15,309,353)	$ (13,456,800)
operating cash outflow			(17,330,069)	(9,431,122)
Cash and cash equivalents			28,115,516
Trade and other receivables			$ 4,126,364
Employees,description			The measurement date for share-based payments issued to employees is the grant date, being the date at which a shared understanding of the terms and conditions of the arrangement is reached. However, if an issuance to an employee is subject to shareholder approval because it exceeds the 15% threshold per ASX Listing Rule 7.1, then the measurement date of these share-based payments is the date at which the share-based payments are approved by shareholders.
Lease liability percentage						5.20%
Right of use of asset increased			$ 65,495	31,866
Current lease liability			27,746	32,879
Non-current lease liability			$ 37,903	$ 868
Subsequent Event [Member]
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Sale of shares value		$ 17,176,040
Minimum [Member]
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful			3 years
Maximum [Member]
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful			20 years
Measurement of Lease Liabilities [Member]
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Right of use of asset increased						$ 88,477
Current lease liability						77,665
Non-current lease liability						$ 17,073